Property, Plant, and Equipment (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
As of December 31, 2021 and 2020, the Company’s property, plant and equipment, net consisted of the following (in thousands):

	2021	2020
Land	$64	$64
Leasehold improvements	4,113	4,187
Instruments and equipment	26,627	21,735
Vehicles	71	58
Office Equipment and furniture	1,590	1,347
Other	728	544
Construction in progress	3,328	2,363
	$36,521	$30,298

Less accumulated depreciation	$22,373	$18,689

Total property, plant and equipment, net	$14,148	$11,609